Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 5,163	$ 3,947	$ 6,758	$ 10,558
Balance in USD [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	4,410	3,322
Balance in other currencies [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 753	$ 625